Major Customer and Concentration of Credit Risk	12 Months Ended
Dec. 31, 2015
Major Customer and Concentration of Credit Risk [Abstract]
Major Customer and Concentration of Credit Risk
Major Customer and Concentration of Credit Risk

Phillips 66 accounted for 96 percent, 95 percent and 94 percent of our total operating revenues for the years ended December 31, 2015, 2014 and 2013, respectively. Through our wholly owned and joint venture operations, we provide crude oil, refined petroleum products and NGL pipeline transportation, terminaling and storage; crude oil gathering and rail-unloading services; and NGL fractionation services to Phillips 66 and other related and third parties.

We are potentially exposed to concentration of credit risk primarily through our accounts receivable with Phillips 66. These receivables have payment terms of 30 days or less. We monitor the creditworthiness of Phillips 66, which has an investment grade credit rating, and we have no history of collectability issues with Phillips 66.